Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, net of tax	$ 18	$ (23)	$ (13)	$ (30)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of actuarial losses	17	24	53	72
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of prior service cost	(2)	(3)	(7)	(9)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, net of tax	12	16	37	48
Amount reclassified from other comprehensive (loss), Available-for-sale securities, before tax				(1)
Total reclassifications, net of tax	30	(7)	(24)	(17)
Net Sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	(7)	(6)	(19)	(11)
Cost of Goods Sold [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	2	(10)	(48)	3
Other, Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	21	(12)	33	(38)
Amount reclassified from other comprehensive (loss), Available-for-sale securities, before tax		(1)		(2)
Interest Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	4	4	9	12
Income Taxes [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, Income tax	(2)	1	12	4
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, tax	(3)	(5)	(9)	(15)
Amount reclassified from other comprehensive (loss), Available-for-sale securities, before tax		$ 1		$ 1